10. Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Segment Information Tables
Summary of segment information
	Three Months Ended March 31, 2016
	Cyber Solutions	Energy Solutions	IPSA / Business Advisory Solutions	Total

Revenue	$680,820	$204,992	$6,250,814	$7,136,626
Income (loss) from Operations before Overhead	$(2,575,588)	$(235,007)	$(131,930)	$(2,942,525)
Allocated Corporate Overhead	136,505	41,101	1,253,299	1,430,905
Loss from Operations	$(2,712,093)	$(276,108)	$(1,385,229)	$(4,373,430)

Assets	$5,665,950	$1,555,581	$28,409,774	$35,631,305

	Three Months Ended March 31, 2015
	Cyber Solutions	Energy Solutions	IPSA / Business Advisory Solutions	Total

Revenue	$428,588	$522,930	$8,582,729	$9,534,247
Income (loss) from Operations before Overhead	$(1,002,969)	$(280,018)	$1,036,663	$(246,324)
Allocated Corporate Overhead	779,455	152,325	1,556,677	2,488,457
Loss from Operations	$(1,782,424)	$(432,343)	$(520,014)	$(2,734,781)

Assets	$3,644,702	$2,583,132	$42,154,855	$48,382,689

	Year Ended December 31, 2015
	Cyber Solutions	Business Advisory Solutions *	Energy Solutions	Total

Revenue	$2,975,583	$24,588,203	$1,794,643	$29,358,429
Income (Loss) from Operations before Overhead	$(4,446,716)	$(676,777)	$(784,732)	$(5,908,245)
Allocated Corporate Overhead	2,034,785	4,719,903	599,732	7,354,420
Loss from Operations	$(6,481,501)	$(5,396,680)	$(1,384,464)	$(13,262,665)

Assets	$5,054,281	$23,530,701	$2,003,822	$30,588,804

	Year Ended December 31, 2014
	Cyber Solutions	Business Advisory Solutions *	Energy Solutions	Total

Revenue	$4,076,050	$12,964,920	$3,134,518	$20,175,488
Income (Loss) from Operations before Overhead	$(106,312)	$1,332,555	$(2,352,884)	$(1,126,641)
Allocated Corporate Overhead	1,529,255	3,198,644	1,686,248	6,414,147
Loss from Operations	$(1,635,567)	$(1,866,089)	$(4,039,132)	$(7,540,788)

Assets	$3,392,939	$5,928,331	$2,543,370	$11,864,640